Summary of Employee Benefit Plans' Obligations, Assets, Funded Status and Expense (Parenthetical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2020
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		3.13%	3.26%
Past service cost [member] | TD Auto Finance LLC [member]
Disclosure of defined benefit plans [line items]
Gains (losses) on pension plan amendments	$ 33
Assumed to gradually decline by the year 2040 and remain at that level thereafter [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		1.08%	1.06%